Debt (Details)			3 Months Ended		6 Months Ended
	Jun. 13, 2019 CAD ($)	May 24, 2019 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	May 13, 2019 CAD ($)	May 13, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Early debt redemption charges			$ 18,000,000	$ 18,000,000	$ 18,000,000	$ 18,000,000
Series M-27 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed	$ 1,000,000,000
Series M-28 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed		$ 400,000,000
Series M-49 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 600,000,000
Series US-2 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 808,000,000	$ 600,000,000
Fixed interest rate | Series M-27 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.25%
Fixed interest rate | Series M-28 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.54%
Fixed interest rate | Series M-49 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							2.75%	2.75%
Fixed interest rate | Series US-2 Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							4.30%	4.30%